Accounting estimates and assumptions	12 Months Ended
Dec. 31, 2019
Disclosure Of Accounting estimates and assumptions [Abstract]
Disclosure of accounting judgements and estimates [text block]

Note 4     Accounting estimates and assumptions

Estimates and assumptions are used in preparing the financial statements. Although these estimates are based on management’s best knowledge of current events and actions, actual results may differ. Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The key estimates and assumptions used in these Consolidated Financial Statements are noted below:

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Cash flow estimates for impairment assessments of non-financial assets require assumptions about two primary elements: future prices and reserves. Estimates of future prices require significant judgments about highly uncertain future events. Historically, oil and gas prices have exhibited significant volatility. The Group’s forecasts for oil and gas revenues are based on prices derived from future price forecasts amongst industry analysts and internal assessments. Estimates of future cash flows are generally based on assumptions of long-term prices and operating and development costs.

Given the significant assumptions required and the possibility that actual conditions may differ, management considers the assessment of impairment to be a critical accounting estimate (see Note 37).

The process of estimating reserves is complex. It requires significant judgements and decisions based on available geological, geophysical, engineering and economic data. The estimation of economically recoverable oil and natural gas reserves and related future net cash flows was performed based on the Reserve Report as of December 31, 2019 prepared by DeGolyer and MacNaughton, an independent international consultancy to the oil and gas industry based in Dallas, Texas. It incorporates many factors and assumptions including:

o	expected reservoir characteristics based on geological, geophysical and engineering assessments;
o	future production rates based on historical performance and expected future operating and investment activities;
o	future oil and gas prices and quality differentials;
o	assumed effects of regulation by governmental agencies; and
o	future development and operating costs.

Management believes these factors and assumptions are reasonable based on the information available to them at the time of preparing the estimates. However, these estimates may change substantially as additional data from ongoing development activities and production performance becomes available and as economic conditions impacting oil and gas prices and costs change.

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The Group adopts the successful efforts method of accounting. The Management of the Group makes assessments and estimates regarding whether an exploration and evaluation asset should continue to be carried forward as such when insufficient information exists. This assessment is made on a quarterly basis considering the advice from qualified experts.

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Oil and gas assets held in property plant and equipment are mainly depreciated on a unit of production basis at a rate calculated by reference to proven and probable reserves and incorporating the estimated future cost of developing and extracting those reserves. Future development costs are estimated using assumptions as to the numbers of wells required to produce those reserves, the cost of the wells and future production facilities.

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Obligations related to the abandonment of wells once operations are terminated may result in the recognition of significant obligations. Estimating the future abandonment costs is difficult and requires management to make estimates and judgments because most of the obligations are many years in the future. Technologies and costs are constantly changing as well as political, environmental, safety and public relations considerations. The Group has adopted the following criterion for recognizing well plugging and abandonment related costs: The present value of future costs necessary for well plugging and abandonment is calculated for each area at the present value of the estimated future expenditure. The liabilities recognized are based upon estimated future abandonment costs, wells subject to abandonment, time to abandonment, and future inflation rates.

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From time to time, the Group may be subject to various lawsuits, claims and proceedings that arise in the normal course of business, including employment, commercial, tax, environmental, safety and health matters. For example, from time to time, the Group receives notice of environmental, health and safety violations. Based on what the Management of the Group currently knows, it is not expected any material impact on the financial statements.